S000037667 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI® All Country World Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.49%	10.06%	9.23%
S&P Global Infrastructure Index (net dividend return) (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.05%	4.40%	5.00%
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND
Prospectus [Line Items]
Average Annual Return, Percent	1.74%	2.19%	4.31%
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.95%	1.21%	3.22%
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.78%	1.74%	3.32%